As filed with the Securities and Exchange Commission on April 11, 2022
1933 Act Registration File No. 333-261355

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1	[X]

TOTAL FUND SOLUTION
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Elaine E. Richards
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Fabio Battaglia, III, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8077

Title of the securities being registered: Shares of beneficial interest, with no par value, of Cromwell CenterSquare Real Estate Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VIII of the Registrant’s Amended and Restated By-Laws. In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 16. Exhibits

See “Exhibit Index.”

Item 17. Undertakings

None.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 11th day of April, 2022.

TOTAL FUND SOLUTION

By: /s/ Michael J. Weckwerth
Michael J. Weckwerth
President

As required by the Securities Act of 1933, as amended, this this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title
/s/ Michael J. Weckwerth* Michael J. Weckwerth	President, Principal Executive Officer, Chairperson and Interested Trustee
/s/ R. Alastair Short* R. Alastair Short	Independent Trustee
/s/ Thomas F. Mann* Thomas F. Mann	Independent Trustee
/s/ Julie T. Thomas* Julie T. Thomas	Independent Trustee
/s/ Michael J. Cyr Michael J. Cyr	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Michael J. Weckwerth
Michael J. Weckwerth
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(1.a)	Certificate of Trust	Filed August 9, 2021, on Form N-1A
(1.b)	Amended and Restated Agreement and Declaration of Trust	Filed November 12, 2021, on Form N-1A
(2)	Registrant’s By-Laws	Filed August 9, 2021, on Form N-1A
(3)	None
(4)	Agreement and Plan of Reorganization	Filed December 29, 2021, Pre-Effective Amendment No. 2 to Form N-1A
(5)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Articles of Incorporation and By-Laws
(6.a)	Investment Advisory Agreement	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(6.b)	Investment Sub-Advisory Agreement	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(7.a)	Distribution Agreement	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(8)	None
(9.a)	Custody Agreement	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(10.a)	Distribution and Shareholder Servicing Plan	N/A
(10.b)	Rule 18f-3 Plan	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(11.a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP regarding the validity of shares to be issued by the Registrant	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(11.b)	Opinion of Stradley Ronon Stevens & Young, LLP regarding certain tax matters		X
(13.a)	Fund Servicing Agreement	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(14.a)	Consent of Independent Registered Public Accounting Firm (PwC)	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(14.b)	Consent of Independent Registered Public Accounting Firm (BBD)	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(15)	None
(16.a)	Power of Attorney	Filed March 7, 2022, Post-Effective Amendment No. 4 to Form N-1A
(17)	Proxy Card	Filed December 30, 2021, Pre-Effective Amendment No. 2 to Form N-1A
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